Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of Operating Lease Related Assets and Liabilities	The table below presents the operating lease related assets and liabilities recorded on the balance sheet.
	December 31, 2023	December 31, 2022
Rights of use lease assets	$796,653	$1,666,777

Operating lease liabilities, current	236,294	480,633
Operating lease liabilities, noncurrent	571,862	1,221,845
Total operating lease liabilities	$808,156	$1,702,478

Schedule of Maturities of Lease Liabilities	The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2023:
2024	$268,046
2025	184,128
2026	172,841
2027	172,841
2028 and thereafter	86,420
Total lease payments	884,276
Less: imputed interest	(76,120)
Present value of lease liabilities	$808,156